Cash and cash equivalents: (Details) - MXN ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents:
Cash held at banks	$ 7,667,651	$ 6,589,294
Short term investments	5,507,340	2,180,768
Total cash and cash equivalents	$ 13,174,991	$ 8,770,062	$ 5,192,628	$ 6,192,679